Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 241	$ 182
Less: income tax effect	46	12
Net share-based compensation cost	195	170
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	7	6
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	174	129
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 60	$ 47